Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment Based on4		Net Income ($ Millions)	Core ROA⁵ (%)
	($)		Non-PEO NEOs[1] ($)	NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)
2023	2,397,380	2,416,757	1,012,923	1,023,914	108.23	101.77	71.0	1.17
2022	2,521,035	2,034,441	924,152	743,868	94.65	106.02	54.3	1.05
2021	2,025,480	2,180,523	898,880	878,009	118.63	117.08	52.1	1.22
2020	1,744,682	1,320,084	753,828	590,899	83.73	87.90	30.0	1.09

1. David R. (“Jude”) Melville, III was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Gregory Robertson	Gregory Robertson	Gregory Robertson	Gregory Robertson
Philip Jordan	Philip Jordan	Philip Jordan	Philip Jordan
	Keith Mansfield	Keith Mansfield	Keith Mansfield
	Mark Folse	Saundra Strong	Jerry Vascocu Jr

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

PEO Total Compensation Amount	$ 2,397,380	$ 2,521,035	$ 2,025,480	$ 1,744,682
PEO Actually Paid Compensation Amount	$ 2,416,757	2,034,441	2,180,523	1,320,084
Adjustment To PEO Compensation, Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	2,397,380	(945,122)	964,499	2,416,757

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,012,923	(347,994)	358,984	1,023,914

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	752,614	20,622	257,601	(86,664)	—	—	964,499

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	267,157	5,866	103,841	(25,724)	—	—	358,984

4. The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Regional Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined Core ROA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Core ROA is a non-GAAP measure. For more information on Core ROA, please see the “Annual Cash Bonuses” section of the Compensation Discussion & Analysis in this proxy statement. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Non-PEO NEO Average Total Compensation Amount	$ 1,012,923	924,152	898,880	753,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,023,914	743,868	878,009	590,899
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, over the four most recently completed fiscal years, and the KBW Nasdaq Regional Bank Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Core ROA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Core ROA during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Net Income Core ROA Core Efficiency Ratio Classified Assets Coverage Ratio Percentage Asset Growth (Organic)

Total Shareholder Return Amount	$ 108.23	94.65	118.63	83.73
Peer Group Total Shareholder Return Amount	101.77	106.02	117.08	87.9
Net Income (Loss)	$ 71,000,000	$ 54,300,000	$ 52,100,000	$ 30,000,000
Company Selected Measure Amount	1.17	1.05	1.22	1.09
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Core ROA
Measure:: 3
Pay vs Performance Disclosure
Name	Core Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Classified Assets Coverage Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Percentage Asset Growth
Exclusion Of Stock Awards For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (945,122)
Inclusion Of Equity Value For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	964,499
Average Exclusion Of Stock Awards For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,994)
Average Inclusion Of Equity Values For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,984
Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	752,614
Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,622
Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,601
Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,664)
Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Total- Inclusion Of Equity Values For PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	964,499
Average Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,157
Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year of Unvested Equity Awards For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,866
Average Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,841
Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vest During Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,724)
Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Average Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Total - Average Inclusion Of Equity Values For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 358,984